Note 20 - Regulatory Capital Matters (Details Textual) - USD ($)		3 Months Ended	12 Months Ended
	Jun. 05, 2018	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2016
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets Rule 1					0.625%
Increase in Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets					0.625%
Tier 1 Capital Conservation Buffer of Risk Weighted Assets					2.50%
SEC Schedule, 12-04, Cash Dividends Paid to Registrant, Consolidated Subsidiaries				$ 8,300,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	500,000	500,000
Payments for Repurchase of Warrants	$ 3,175,000	$ 3,200,000		$ 3,175,000